Note 7 - Capital Stock (Including Purchase Warrants and Options) (Detail) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 30, 2012	Dec. 25, 2011	Jul. 30, 2007	Jul. 31, 2010 Board of Directors [Member]	Dec. 30, 2012 Stock Options [Member]	Dec. 25, 2011 Restricted Stock [Member]	Dec. 30, 2012 Stock Incentive Plan [Member]	Jul. 31, 2010 Board of Directors [Member]	Dec. 30, 2012 Board of Directors [Member]	Oct. 31, 2009 Director [Member]	Dec. 30, 2012 Minimum [Member]	Dec. 25, 2011 Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		750,000
Percentage of Grant Date Fair Value						100.00%	100.00%
Share-based Compensation Options Expiration Period, Years	6 years							10 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share)												$ 3.10	$ 5.00
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		674,300		150,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period									3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price (in Dollars per share)		$ 2.50
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures					210,000
Investment Options, Exercise Price (in Dollars per share)										$ 2.50	$ 2.50
Share-based Compensation (in Dollars)		$ 220,449	$ 139,773
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized (in Dollars)		$ 43,963
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate		0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period											6,000
Common Stock, Capital Shares Reserved for Future Issuance		354,000
Preferred Stock, Shares Authorized		10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.0001